BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Summary of Carrying Amount of the Group's Term Loan and Movements

	As of June 30,
	2025	2024
As at January 1	22,931	—
Proceeds from borrowings	94,500	18,000
Repayment of principal	(23,381)	—
Issuance costs related to borrowings	(5,843)	(847)
Interest expense on borrowings (1) (Note 21)	4,103	390
Interest payment attributable to third party borrowings	(1,875)	(174)
Translation differences	(162)	(192)
As of June 30	90,273	17,177
(1) Interest expense on borrowings is gross of the net interest income from the settlements of the derivative financial instrument used to hedge liabilities of $414 for the six months ended June 30, 2025.